GEOGRAPHIC AND RELATED INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The Corporation reports its contract services operations as a single reportable segment: Contract Seismic Services. The following table sets forth revenues and identifiable assets by region based on the location of the service provided:

	Revenues				Identifiable Assets
	(In Thousands)				(In Thousands)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,		As of September 30,	As of December 31,
	2013	2012	2013	2012	2013	2012
North America	$32,545	$34,066	$85,934	$110,140	$56,556	$68,485
South America	9,463	40,050	64,690	95,892	6,888	6,316
Southeast Asia	5,421	1,351	23,951	5,615	2,477	1,963
Total	$47,429	$75,467	$174,575	$211,647	$65,920	$76,764

Revenues and identifiable assets on the Corporation’s single reportable segment, by country based on the location of the service provided, is shown in the following table.

	Revenues Year Ended December 31,			Identifiable Assets (As restated) As of December 31,
	2012	2011 (As restated)	2010 (As restated)	2012	2011	2010
United States	$89,552	$36,599	$2,384	$49,895	$28,749	$—
Bolivia	27,486	5,003	—	826	180	—
Canada	32,508	15,230	—	18,590	9,576	—
Colombia	53,207	59,643	44,724	4,477	4,560	4,117
Peru	37,884	25,871	59,629	1,001	1,580	3,042
Brazil	—	—	—	12	—	—
New Guinea	10,792	38,419	23,155	654	888	700
New Zealand	5,930	—	—	232	—	—
Singapore	—	—	3,900	1,077	1,618	2,049
Total	$257,359	$180,765	$133,792	$76,764	$47,151	$9,908